Non-cash Investing and Financing Transactions Comprise (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares)		682,220	792,126
Increase (decrease) through share-based payment transactions, equity		$ 1,878	$ 1,077	$ 344
Increase (decrease) through conversion of convertible instruments, equity	$ 20,500	0
Additions to right-of-use assets		2,500
Increase (Decrease) in Lease Liability		$ 1,500
Aevitas O Holdings Pty Ltd [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares, conversion of convertible instruments (in shares)		2,005,190
Increase (decrease) through conversion of convertible instruments, equity		$ 20,500